Morgan Stanley Information Fund
LETTER TO THE SHAREHOLDERS [|] MARCH 31, 2003


Dear Shareholder:

The 12-month period ended March 31, 2003, remained a volatile environment for growth investing. Following a broad-based decline during the third quarter of 2002, the markets, led by technology stocks, rebounded during the fourth quarter. Most of the market strength occurred in October and November, led by semiconductors, software and telecommunications. The market seemed to react favorably to several factors, including increasingly positive third-quarter earnings announcements, a Federal Reserve decision to cut short-term interest rates by 50 basis points, as well as midterm election results in which the Republican party increased its House majority and gained control of the Senate. However, stocks gave back some of their gains during December and January amid escalating geopolitical uncertainty with respect to Iraq and North Korea. Concerns remained about the psychology of the consumer, especially in light of unemployment levels, which hit an eight-year high of 6 percent. In addition, energy prices rose sharply, triggered by increased tensions with Iraq and an oil workers' strike in Venezuela.

The first quarter of 2003 began under a continued cloud of global uncertainty. Once it became clear that diplomacy would not resolve the Iraq situation and war was imminent, the market rallied as many sidelined investors decided to participate. From that point on, day-to-day market volatility appeared highly correlated to the latest war report. Consumer sentiment, as measured by the University of Michigan, improved during February and March, but remains historically low. Mortgage refinancing applications averaged roughly 8,800 over the last three weeks of the quarter, exceeding the prior record level of 6,800 reached last October.

The information technology sector faced strong headwinds during the period under review, including continued anemic information technology spending by corporations, ongoing deflation due to secular outsourcing and the uncertain outcome of the Iraqi conflict. Despite the negative year-on-year growth during this time, the information technology sector was the best-performing one during the final three months of the period. Media, semiconductor equipment and Internet-related sectors led the charge as investors bid up share prices in anticipation of a postwar cyclical recovery.


Performance and Portfolio Strategy

For the 12-month period ended March 31, 2003, Morgan Stanley Information Fund's Class A, B, C and D shares posted total returns of -40.83 percent, -41.38 percent, -41.33 percent and -40.79 percent, respectively. For the same period, the Standard & Poor's 500 Index (S&P 500) returned -24.76 percent and the Lipper Science and Technology Index returned -37.06 percent. The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results.

Morgan Stanley Information Fund
LETTER TO THE SHAREHOLDERS [|] MARCH 31, 2003 continued


The Fund's focus on the information technology sector continued to hurt performance. For reference, the Pacific Stock Exchange High Technology Index returned -33.39 percent. The Fund's performance was also hindered by its positions in the economically sensitive semiconductor and software industries. Microsoft, the Fund's largest individual holding during the period, was one of the software sector's weaker performers during the period under review.

The Fund continues to invest in companies that are best positioned to capitalize on the growth of various sectors within the communications and information industries. Attributes used to choose investments include the companies having proven management, an established market presence, leading edge technology in place, demonstrable customer demand and strategic relationships or alliances.

As of March 31, 2003, the Fund's largest holdings included Microsoft, Sungard Data Systems, Intel, Affiliated Computer Services and Anteon International.


Looking Ahead

As the cloud of uncertainty from the Iraqi war dissipates, we believe the technology sector could emerge from its troughing stage. Most market-leading technology corporations have significantly reduced their operating cost structures through head count and capital budget reductions. Sales growth typically follows an economic recovery, thereby resulting in a sharp earnings rebound, particularly for information technology firms with operating leverage. Corporate leaders should once again realize the productivity-enhancing benefits that come from technology investment, providing more services and products by using fewer resources. While the economic recovery may be a few quarters away, we look for information technology to regain its position as a leading growth sector.

We appreciate your ongoing support of Morgan Stanley Information Fund and look forward to continuing to serve your investment needs.


Very truly yours,



/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
-------------------------------          -----------------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO

Morgan Stanley Information Fund
ANNUAL HOUSEHOLDING NOTICE [|] MARCH 31, 2003


To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Information Fund
FUND PERFORMANCE [|] MARCH 31, 2003


[GRAPHIC OMITTED]

GROWTH OF $10,000--CLASS B

      Date                  Total         S&P 500            Lipper
-------------------         -----         -------            ------
November 28, 1995           10,000        10,000             10,000
December 31, 1995           10,227        10,187              9,668
March 31, 1996              10,677        10,734              9,576
June 30, 1996               11,448        11,215             10,037
September 30, 1996          10,948        11,562             10,689
December 31, 1996           10,207        12,525             11,305
March 31, 1997               8,936        12,861             10,231
June 30, 1997               10,768        15,105             12,060
September 30, 1997          12,068        16,237             14,424
December 31, 1997           11,818        16,703             12,190
March 31, 1998              13,950        19,034             13,996
June 30, 1998               14,660        19,662             14,319
September 30, 1998          13,194        17,706             12,882
December 31, 1998           18,293        21,476             17,912
March 31, 1999              21,404        22,546             19,967
June 30, 1999               26,072        24,135             22,811
September 30, 1999          27,943        22,628             24,385
December 31, 1999           44,995        25,995             38,318
March 31, 2000              54,499        26,591             46,665
June 30, 2000               50,908        25,884             41,737
September 30, 2000          50,076        25,631             40,859
December 31, 2000           33,667        23,625             26,718
March 31, 2001              22,308        20,825             18,570
June 30, 2001               22,528        22,044             20,811
September 30, 2001          14,245        18,808             13,158
December 31, 2001           18,606        20,820             17,440
March 31, 2002              17,022        20,879             16,199
June 30, 2002               11,954        18,082             11,743
September 30, 2002           8,927        14,958              8,817
December 31, 2002           10,417        16,221             10,223
March 31, 2003               9,978(3)     15,710             10,196

                 --Fund        --S&P 500(4)        --Lipper(5)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.


           Average Annual Total Returns - Period Ended March 31, 2003
--------------------------------------------------------------------------------


                          Class A Shares*
-------------------------------------------------------------------
1 Year                              (40.83)%(1)        (43.94)%(2)
5 Years                              (5.81)%(1)         (6.82)%(2)
Since Inception (7/28/97)            (1.66)%(1)         (2.59)%(2)


                          Class B Shares**
-------------------------------------------------------------------
1 Year                              (41.38)%(1)        (44.31)%(2)
5 Years                              (6.48)%(1)         (6.72)%(2)
Since Inception (11/28/95)           (0.03)%(1)         (0.03)%(2)


                          Class C Shares+
-------------------------------------------------------------------
1 Year                              (41.33)%(1)        (41.92)%(2)
5 Years                              (6.47)%(1)         (6.47)%(2)
Since Inception (7/28/97)            (2.37)%(1)         (2.37)%(2)


                          Class D Shares++
---------------------------------------------------------------------
1 Year                              (40.79)%(1)
5 Years                              (5.60)%(1)
Since Inception (7/28/97)            (1.45)%(1)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3)  Closing value assuming a complete redemption on March 31, 2003.

(4) The Standard & Poor's 500 Index (S&P 500(R)) is broad-based index, the peformance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper Science and Technology Fund Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Science and Technology Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

 *   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

 + The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++   Class D has no sales charge.

Morgan Stanley Information Fund
PORTFOLIO OF INVESTMENTS [|] MARCH 31, 2003

 NUMBER OF
  SHARES                                                        VALUE
--------------------------------------------------------------------------------
                       Common Stocks and Warrants (90.1%)
                       Advertising/Marketing
                       Services (0.8%)
  125,000              Getty Images, Inc.* ..............   $  3,432,500
                                                            ------------
                       Aerospace & Defense (1.4%)
  125,000              Lockheed Martin Corp. ............      5,943,750
                                                            ------------
                       Biotechnology (0.3%)
   50,000              Celgene Corp.* ...................      1,304,000
                                                            ------------
                       Broadcasting (0.7%)
  200,000              Cumulus Media, Inc. (Class A)* ...      2,912,000
                                                            ------------
                       Cable/Satellite TV (1.5%)
  200,000              Cox Communications, Inc.
                         (Class A)* .....................      6,222,000
                                                            ------------
                       Computer Communications (4.8%)
  170,000              3Com Corp.* ......................        838,100
  100,000              Brocade Communications
                         Systems, Inc.* .................        488,000
1,000,000              Cisco Systems, Inc.* .............     12,900,000
  200,000              Emulex Corp.* ....................      3,830,000
   50,000              Juniper Networks, Inc.* ..........        408,500
  100,000              NetScreen Technologies, Inc.* ....      1,678,000
                                                            ------------
                                                              20,142,600
                                                            ------------
                       Computer Peripherals (1.1%)
  100,000              EMC Corp.* .......................        723,000
  350,000              Network Appliance, Inc.* .........      3,916,500
                                                            ------------
                                                               4,639,500
                                                            ------------
                       Computer Processing
                       Hardware (5.4%)
  400,000              Dell Computer Corp.* .............     10,924,000
  770,000              Hewlett-Packard Co. ..............     11,973,500
                                                            ------------
                                                              22,897,500
                                                            ------------
                       Data Processing Services (4.2%)
  400,000              Affiliated Computer Services,
                         Inc. (Class A)* ................     17,704,000
                                                            ------------
                       Electronic Components (1.0%)
  150,000              Flextronics International, Ltd.
                         (Singapore)* ...................      1,308,000
   75,000              Qlogic Corp.* ....................      2,785,500
                                                            ------------
                                                               4,093,500
                                                            ------------


 NUMBER OF
  SHARES                                                       VALUE
--------------------------------------------------------------------------------
                       Electronic Equipment/
                       Instruments (1.3%)
  125,000              Nam Tai Electronics, Ins.
                         (Hong Kong) ....................   $  3,145,000
  900,000              Toshiba Corp. (Japan)* ...........      2,387,288
                                                            ------------
                                                               5,532,288
                                                            ------------
                       Electronic Production
                       Equipment (2.3%)
  202,000              Applied Materials, Inc.* .........      2,541,160
  204,000              KLA-Tencor Corp.* ................      7,332,167
                                                            ------------
                                                               9,873,327
                                                            ------------
                       Electronics/Appliances (0.4%)
   50,000              Sony Corp. (Japan) ...............      1,779,661
                                                            ------------
                       Financial Publishing/
                       Services (5.0%)
1,000,000              SunGard Data Systems Inc.*........     21,300,000
                                                            ------------
                       Information Technology
                         Services (9.2%)
  300,000              Accenture Ltd. (Bermuda)* ........      4,650,000
  750,000              Anteon International Corp.* ......     16,837,500
  100,000              Computer Sciences Corp.* .........      3,255,000
  200,000              Documentum, Inc.* ................      2,624,000
  100,000              PeopleSoft, Inc.* ................      1,530,000
  150,000              SRA International, Inc. (Class A)*      3,555,000
  137,000              Unisys Corp.* ....................      1,268,620
  250,000              Veridian Corp.* ..................      4,975,000
                                                            ------------
                                                              38,695,120
                                                            ------------
                       Internet Retail (0.3%)
   50,000              Amazon.com, Inc.* ................      1,301,500
                                                            ------------
                       Internet Software/Services (1.8%)
  700,000              BEA Systems, Inc.* ...............      7,133,000
      327              Microstrategy Inc.
                         (Warrants)* ....................             20
   40,000              SINA Corp. (Hong Kong)* ..........        320,400
                                                            ------------
                                                               7,453,420
                                                            ------------
                       Major Telecommunications (1.7%)
  400,000              China Telecom Corp., Ltd.
                         (ADR) (China) ..................      7,180,000
                                                            ------------
                       Packaged Software (21.7%)
  200,000              Autodesk, Inc. ...................      3,052,000

                       See Notes to Financial Statements

Morgan Stanley Information Fund
PORTFOLIO OF INVESTMENTS [|] MARCH 31, 2003 continued


 NUMBER OF
  SHARES                                                        VALUE
--------------------------------------------------------------------------------
   50,000              Cognos, Inc. (Canada)* ...........   $  1,136,050
  250,000              Mercury Interactive Corp.* .......      7,420,000
  280,000              Micromuse Inc.* ..................      1,456,000
1,870,000              Microsoft Corp. ..................     45,272,700
  150,000              NetIQ Corp.* .....................      1,674,000
  850,000              Network Associates, Inc.* ........     11,738,500
  650,000              Oracle Corp.* ....................      7,051,850
  290,000              Red Hat, Inc.* ...................      1,574,700
  200,000              SAP AG (ADR) (Germany) ...........      3,792,000
  100,000              Symantec Corp.* ..................      3,918,000
  200,000              VERITAS Software Corp.* ..........      3,516,000
                                                            ------------
                                                              91,601,800
                                                            ------------
                       Recreational Products (1.2%)
   85,000              Electronic Arts Inc.* ............      4,984,400
                                                            ------------
                       Semiconductors (15.7%)
  160,000              Broadcom Corp. (Class A)* ........      1,976,000
1,154,000              Intel Corp. ......................     18,787,120
  231,000              Linear Technology Corp. ..........      7,130,970
  208,000              Marvell Technology Group Ltd.
                         (Bermuda)* .....................      4,407,520
  150,000              Maxim Integrated Products,
                         Inc. ...........................      5,418,000
  400,000              Microchip Technology Inc. ........      7,960,000
  134,000              Micron Technology, Inc.* .........      1,090,760
  519,000              RF Micro Devices, Inc.* ..........      3,129,051
  100,000              Silicon Laboratories Inc.* .......      2,615,000
   80,000              STMicroelectronics N.V.
                         (Netherlands) ..................      1,512,000
  200,000              Taiwan Semiconductor
                       Manufacturing Co. Ltd.
                         (ADR) (Taiwan)* ................      1,368,000
  462,000              Xilinx, Inc.* ....................     10,815,420
                                                            ------------
                                                              66,209,841
                                                            ------------
                       Telecommunication Equipment (6.4%)
  150,000              Advanced Fibre
                         Communications, Inc.* ..........      2,271,000
  100,000              CIENA Corp.* .....................        437,000
  125,000              Nokia Corp. (ADR) (Finland) ......      1,751,250
  300,000              QUALCOMM Inc.* ...................     10,818,000
  600,000              UTStarcom, Inc.* .................     11,994,000
                                                            ------------
                                                              27,271,250
                                                            ------------

NUMBER OF
 SHARES                                                         VALUE
--------------------------------------------------------------------------------
                       Wireless Telecommunications (1.9%)
1,200,000              AT&T Wireless Services Inc.*......   $  7,920,000
                                                            ------------
                       Total Common Stocks and Warrants
                       (Cost $417,925,249)...............    380,393,957
                                                            ------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
----------
                       Convertible Bonds (5.4%)
                       Electronic Components (0.8%)
$  7,000               Celestica, Inc. (Canada)
                         0.00% due 08/01/20 ........           3,465,000
                                                            ------------
                       Internet Software/Services (0.0%)
       1               MicroStrategy Inc.
                         7.50% due 06/24/07 ........                  83
                                                            ------------
                       Packaged Software (3.9%)
   6,135               i2 Technologies, Inc.
                         5.25% due 12/15/06 ........           4,041,431
  13,125               Mercury Interactive Corp.
                         4.75% due 07/01/07 ........          12,321,094
                                                            ------------
                                                              16,362,525
                                                            ------------
                       Semiconductors (0.7%)
   1,400               ASM Lithography Holding N.V.
                         - 144A** (Netherlands)
                         4.25% due 11/30/04 ........           1,282,820
   2,000               ASM Lithography Holding N.V.
                         (Netherlands)
                         4.25% due 11/30/04 ........           1,840,000
                                                            ------------
                                                               3,122,820
                                                            ------------
                       Total Convertible Bonds
                       (Cost $21,921,348)...........          22,950,428
                                                            ------------



                       See Notes to Financial Statements

Morgan Stanley Information Fund
PORTFOLIO OF INVESTMENTS [|] MARCH 31, 2003 continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                         VALUE
--------------------------------------------------------------
              Short-Term Investment (3.0%)
              Repurchase Agreement
$12,856       Joint repurchase agreement
               account 1.36% due
               04/01/03 (dated
               03/31/03; proceeds
               $12,856,486) (a) (Cost
               $12,856,000) ............        $ 12,856,000
                                                ------------
Total Investments
(Cost $452,702,597) (b).........    98.5%        416,200,385
Other Assets in Excess of
Liabilities ....................     1.5           6,191,001
                                   -----        ------------
Net Assets .....................   100.0%       $422,391,386
                                   =====        ============

------------------
ADR   American Depository Receipt.

 *    Non-income producing security.

**    Resale is restricted to qualified institutional investors.

(a)   Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes is $482,203,161. The aggregate gross unrealized appreciation is $19,933,299 and the aggregate gross unrealized depreciation is $85,936,075, resulting in net unrealized depreciation of $66,002,776.


                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2003



Assets:
Investments in securities, at value
 (cost $452,702,597)...............................................    $   416,200,385
Receivable for:
  Investments sold ................................................          7,302,742
  Interest ........................................................            298,811
  Shares of beneficial interest sold ..............................            202,045
  Dividends .......................................................            141,468
Prepaid expenses and other assets .................................            124,605
                                                                       ---------------
  Total Assets ....................................................        424,270,056
                                                                       ---------------
Liabilities:
Payable for:
  Investments purchased ...........................................            630,000
  Shares of beneficial interest redeemed ..........................            495,718
  Distribution fee ................................................            351,029
  Investment management fee .......................................            277,505
Accrued expenses and other payables ...............................            124,418
Contingencies (Note 8) ............................................               --
                                                                       ---------------
  Total Liabilities ...............................................          1,878,670
                                                                       ---------------
  Net Assets ......................................................    $   422,391,386
                                                                       ===============
Composition of Net Assets:
Paid-in-capital ...................................................    $ 2,698,530,130
Net unrealized depreciation .......................................        (36,501,771)
Accumulated undistributed net investment income ...................          1,263,626
Accumulated net realized loss .....................................     (2,240,900,599)
                                                                       ---------------
  Net Assets ......................................................    $   422,391,386
                                                                       ===============
Class A Shares:
Net Assets ........................................................        $20,433,705
Shares Outstanding (unlimited authorized, $.01 par value)..........          3,060,381
  Net Assets Value Per Share ......................................              $6.68
                                                                                 =====
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) .................              $7.05
                                                                                 =====
Class B Shares:
Net Assets ........................................................       $373,470,284
Shares Outstanding (unlimited authorized, $.01 par value)..........         58,747,978
  Net Assets Value Per Share ......................................              $6.36
                                                                                 =====
Class C Shares:
Net Assets ........................................................        $23,150,012
Shares Outstanding (unlimited authorized, $.01 par value) .........          3,642,467
  Net Assets Value Per Share ......................................              $6.36
                                                                                 =====
Class D Shares:
Net Assets ........................................................         $5,337,385
Shares Outstanding (unlimited authorized, $.01 par value)..........            787,530
  Net Assets Value Per Share ......................................              $6.78
                                                                                 =====

                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended March 31, 2003


Net Investment Loss:
Income
Interest ..................................................    $   4,633,322
Dividends (net of $58,488 foreign withholding tax).........          906,296
                                                               -------------
  Total Income ............................................        5,539,618
                                                               -------------
Expenses
Distribution fee (Class A shares) .........................           35,067
Distribution fee (Class B shares) .........................        5,124,684
Distribution fee (Class C shares) .........................          302,510
Investment management fee .................................        4,327,134
Transfer agent fees and expenses ..........................        3,364,339
Shareholder reports and notices ...........................          175,945
Registration fees .........................................          141,640
Professional fees .........................................           62,829
Custodian fees ............................................           18,253
Trustees' fees and expenses ...............................           10,760
Other .....................................................            8,806
                                                               -------------
  Total Expenses ..........................................       13,571,967
                                                               -------------
  Net Investment Loss .....................................       (8,032,349)
                                                               -------------
Net Realized and Unrealized Gain (Loss):
Net realized loss .........................................     (428,851,595)
Net change in unrealized depreciation .....................       41,371,944
                                                               -------------
  Net Loss ................................................     (387,479,651)
                                                               -------------
Net Decrease ..............................................    $(395,512,000)
                                                               =============


                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets


                                                                                   FOR THE YEAR      FOR THE YEAR
                                                                                       ENDED            ENDED
                                                                                  MARCH 31, 2003    MARCH 31, 2002
                                                                                 ---------------- -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss ............................................................  $   (8,032,349)  $   (9,717,726)
Net realized loss ..............................................................    (428,851,595)    (655,440,250)
Net change in unrealized depreciation ..........................................      41,371,944      290,691,465
                                                                                  --------------   --------------
  Net Decrease .................................................................    (395,512,000)    (374,466,511)
Net decrease from transactions in shares of beneficial interest ................    (209,250,137)    (297,667,074)
                                                                                  --------------   --------------
  Net Decrease .................................................................    (604,762,137)    (672,133,585)
Net Assets:
Beginning of period ............................................................   1,027,153,523    1,699,287,108
                                                                                  --------------   --------------
End of Period
(Including accumulated undistributed net investment income of $1,263,626 and
$2,655,245, respectively).......................................................  $  422,391,386   $1,027,153,523
                                                                                  ==============   ==============


                       See Notes to Financial Statements

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS [|] MARCH 31, 2003


1. Organization and Accounting Policies

Morgan Stanley Information Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks and securities convertible into common stocks of domestic and foreign companies which are involved in the communications and information industry. The Fund was organized as a Massachusetts business trust on December 8, 1994 and commenced operations on November 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS [|] MARCH 31, 2003 continued


C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS [|] MARCH 31, 2003 continued


2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $3 billion; and 0.70% to the portion of daily net assets in excess of $3 billion.


3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $50,408,135 at March 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended March 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.15% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended March 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS [|] MARCH 31, 2003 continued


shares of $4,997, $1,518,014 and $6,616, respectively and received $18,363 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2003 aggregated $517,926,964 and $715,855,758, respectively. Included in the aforementioned transactions are purchases and sales of $2,491,003 and $909,450, respectively, with other Morgan Stanley Funds, including a realized loss of $1,344,060.

For the year ended March 31, 2003, the Fund incurred brokerage commissions of $139,597 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At March 31, 2003, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $1,743,061.

At March 31, 2003, Morgan Stanley Fund of Funds - Domestic Portfolio, an affiliate of the Investment Manager and Distributor, held 271,012 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $9,800.


5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

As of March 31, 2003, the tax-basis components of accumulated loss were as follows:


Net accumulated earnings ...............................           --
Capital loss carryforward* .............................  $(2,121,867,815)
Post-October losses ....................................      (88,268,594)
Net unrealized depreciation ............................      (66,002,335)
                                                          ---------------
Total accumulated losses ...............................  $(2,276,138,744)
                                                          ===============

* As of March 31, 2003, the Fund had a net capital loss carryforward of $2,121,867,815 of which $253,526,632 will expire on March 31, 2009,
$1,275,591,838 will expire on March 31, 2010 and $592,749,345 will expire on
March 31, 2011 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS [|] MARCH 31, 2003 continued


As of March 31, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and book amortization of discounts on debt securities and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Fund and a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $9,692,366, accumulated undistributed net investment income was credited $6,640,730 and accumulated net realized loss was credited $3,051,636.


6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:


                                               FOR THE YEAR                       FOR THE YEAR
                                                  ENDED                              ENDED
                                              MARCH 31, 2003                     MARCH 31, 2002
                                    ---------------------------------- --------------------------------
                                         SHARES           AMOUNT             SHARES           AMOUNT
                                    --------------- ------------------  --------------- ---------------
CLASS A SHARES
Sold ..............................     1,406,685     $  10,481,031        2,330,642     $  27,527,191
Redeemed ..........................    (1,546,053)      (11,358,871)      (2,457,614)      (29,025,386)
                                       ----------     -------------       ----------     -------------
Net decrease - Class A ............      (139,368)         (877,840)        (126,972)       (1,498,195)
                                       ----------     -------------       ----------     -------------
CLASS B SHARES
Sold ..............................     3,167,122        23,583,416        7,558,512        98,608,543
Redeemed ..........................   (28,455,606)     (212,108,258)     (31,887,582)     (390,319,119)
                                      -----------     -------------      -----------     -------------
Net decrease - Class B ............   (25,288,484)     (188,524,842)     (24,329,070)     (291,710,576)
                                      -----------     -------------      -----------     -------------
CLASS C SHARES
Sold ..............................       424,496         3,102,414          693,354         8,781,334
Redeemed ..........................    (1,591,964)      (11,922,576)      (2,087,728)      (25,762,850)
                                      -----------     -------------      -----------     -------------
Net decrease - Class C ............    (1,167,468)       (8,820,162)      (1,394,374)      (16,981,516)
                                      -----------     -------------      -----------     -------------
CLASS D SHARES
Sold ..............................       755,644         5,958,248        2,356,937        30,174,502
Redeemed ..........................    (2,379,057)      (16,985,541)      (1,401,855)      (17,651,289)
                                      -----------     -------------      -----------     -------------
Net increase (decrease) - Class D .    (1,623,413)      (11,027,293)         955,082        12,523,213
                                      -----------     -------------      -----------     -------------
Net decrease in Fund ..............   (28,218,733)    $(209,250,137)     (24,895,334)    $(297,667,074)
                                      ===========     =============      ===========     =============

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS [|] MARCH 31, 2003 continued


7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At March 31, 2003, there were no outstanding forward contracts.


8. Litigation

Beginning October 25, 2002, purported class action complaints were filed in the United States District Court for the Southern District of New York against Morgan Stanley, the Fund, Morgan Stanley Investment Advisors Inc., and certain subsidiaries of Morgan Stanley alleging violations of federal securities laws in connection with the underwriting and management of the Fund. Plaintiffs allege in these cases that Morgan Stanley analysts issued overly optimistic stock recommendations to obtain investment banking business, and that the desire to obtain investment banking business influenced decisions made by the Fund Manager.

The Fund and Morgan Stanley believe these lawsuits have no merit. The ultimate outcome of these matters is not presently determinable and no provision has been made in the Fund's financial statements for the effect, if any, of such matters.


9. Subsequent Event

On April 24, 2003, the Trustees of the Fund and Morgan Stanley Technology Fund ("Technology") approved a plan of reorganization whereby Technology would be merged into the Fund. The plan of reorganization is subject to the consent of Technology's shareholders at a special meeting scheduled to be held on September 17, 2003. If approved, the assets of the Fund would be combined with the assets of Technology and shareholders of Technology would become shareholders of the Fund, receiving shares of the corresponding class of the Fund equal to the value of their holdings in Technology.

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                            FOR THE YEAR ENDED MARCH 31,
                                                         -------------------------------------------------------------------
                                                              2003          2002          2001          2000         1999
                                                         ------------- ------------- ------------- ------------- -----------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ...................   $11.29        $ 14.69       $ 41.20        $19.23        $14.02
                                                           ------        -------       -------        ------        ------
Income (loss) from investment operations:
 Net investment loss[+/+] ..............................    (0.05)          0.00         (0.08)        (0.27)        (0.11)
 Net realized and unrealized gain (loss) ...............    (4.56)         (3.40)       (21.28)        26.41          7.04
                                                           ------        -------       -------        ------        ------
Total income (loss) from investment operations .........    (4.61)         (3.40)       (21.36)        26.14          6.93
                                                           ------        -------       -------        ------        ------
Less distributions from:
 Net realized gain .....................................     --            --            (5.14)        (4.17)        (1.72)
 Paid-in-capital .......................................     --            --            (0.01)         --            -
                                                           ------        -------       -------        ------        ------
Total distributions ....................................     --            --            (5.15)        (4.17)        (1.72)
                                                           ------        -------       -------        ------        ------
Net asset value, end of period .........................   $ 6.68        $ 11.29       $ 14.69        $41.20        $19.23
                                                           ======        =======       =======        ======        ======
Total Return+ ..........................................   (40.83)%       (23.15)%      (58.71)%      155.88%         54.33%
Ratios to Average Net Assets(1):
Expenses ...............................................     1.55%          1.32%         1.07 %        1.13%          1.24%
Net investment loss ....................................    (0.60)%         0.00%        (0.26)%       (0.82)%        (0.74)%
Supplemental Data:
Net assets, end of period, in thousands ................  $20,434        $36,129       $48,873      $128,325         $5,253
Portfolio turnover rate ................................       92%           144%          213%          282%           419%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

 (1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS continued


                                                                             FOR THE YEAR ENDED MARCH 31,
                                                       -----------------------------------------------------------------------
                                                            2003          2002          2001            2000           1999
                                                       ------------- ------------- ------------- --------------- -------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period .................      $10.84        $14.22        $40.37        $18.99        $13.94
                                                            ------        ------        ------        ------        ------
Income (loss) from investment operations:
 Net investment loss[+/+] ............................       (0.11)        (0.10)        (0.29)        (0.37)        (0.22)
 Net realized and unrealized gain (loss) .............       (4.37)        (3.28)       (20.71)        25.92          6.99
                                                            ------        ------        ------        ------        ------
Total income (loss) from investment operations .......       (4.48)        (3.38)       (21.00)        25.55          6.77
                                                            ------        ------        ------        ------        ------
Less distributions from:
 Net realized gain ...................................        --            --           (5.14)        (4.17)        (1.72)
 Paid-in-capital .....................................        --            --           (0.01)         --            --
                                                            ------        ------        ------        ------        ------
Total distributions ..................................        --            --           (5.15)        (4.17)        (1.72)
                                                            ------        ------        ------        ------        ------
Net asset value, end of period .......................      $ 6.36        $10.84        $14.22        $40.37        $18.99
                                                            ======        ======        ======        ======        ======
Total Return+ ........................................      (41.38)%      (23.70)%      (59.07)%      154.62%        53.44%
Ratios to Average Net Assets(1):
Expenses .............................................        2.40%         2.10%         1.84%         1.58%         1.95%
Net investment loss ..................................       (1.45)%       (0.78)%       (1.02)%       (1.27)%       (1.45)%
Supplemental Data:
Net assets, end of period, in thousands ..............    $373,470      $911,276    $1,540,834    $3,799,844      $580,994
Portfolio turnover rate ..............................          92%          144 %         213%          282%          419%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

 (1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS continued


                                                                            FOR THE YEAR ENDED MARCH 31,
                                                         -------------------------------------------------------------------
                                                              2003          2002          2001          2000         1999
                                                         ------------- ------------- ------------- ------------- -----------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ...................    $10.84         $14.17       $ 40.26         $18.98      $13.94
                                                            ------         ------       -------         ------      ------
Income (loss) from investment operations:
 Net investment loss[+/+] ..............................     (0.11)         (0.07)        (0.30)         (0.49)      (0.24)
 Net realized and unrealized gain (loss) ...............     (4.37)         (3.26)       (20.64)         25.94        7.00
                                                            ------         ------       -------        -------      ------
Total income (loss) from investment operations .........     (4.48)         (3.33)       (20.94)         25.45        6.76
                                                            ------         ------       -------        -------      ------
Less distributions from:
 Net realized gain .....................................       --            --           (5.14)         (4.17)      (1.72)
 Paid-in-capital .......................................       --            --           (0.01)          --          --
                                                            ------         ------       -------        -------     -------
Total distributions ....................................       --            --           (5.15)         (4.17)      (1.72)
                                                            ------         ------       -------        -------     -------
Net asset value, end of period .........................    $ 6.36         $10.84       $ 14.17        $ 40.26     $ 18.98
                                                            ======         ======       =======        =======     =======
Total Return+ ..........................................    (41.33)%       (23.50)%      (59.08)%       154.10%      53.36%
Ratios to Average Net Assets(1):
Expenses ...............................................      2.40%          1.88%         1.89%          1.89%       2.01%
Net investment loss ....................................     (1.45)%        (0.56)%       (1.07)%        (1.58)%     (1.51)%
Supplemental Data:
Net assets, end of period, in thousands ................   $23,150        $52,145       $87,942       $205,073     $11,890
Portfolio turnover rate ................................        92%           144%          213%           282%         419%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

 (1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS continued


                                                                            FOR THE YEAR ENDED MARCH 31,
                                                         -------------------------------------------------------------------
                                                              2003          2002          2001          2000         1999
                                                         ------------- ------------- ------------- ------------- -----------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period ...................    $11.45         $14.86       $ 41.57        $19.33       $14.03
                                                            ------         ------       -------        ------       ------
Income (loss) from investment operations:
 Net investment income (loss)[+/+] .....................     (0.04)          0.02         (0.01)        (0.18)       (0.08)
 Net realized and unrealized gain (loss) ...............     (4.63)         (3.43)       (21.55)        26.59         7.10
                                                            ------         ------       -------        ------       ------
Total income (loss) from investment operations .........     (4.67)         (3.41)       (21.56)        26.41         7.02
                                                            ------         ------       -------        ------       ------
Less distributions from:
 Net realized gain .....................................      --             --           (5.14)        (4.17)       (1.72)
 Paid-in-capital .......................................      --             --           (0.01)         --           --
                                                            ------         ------       -------        ------       ------
Total distributions ....................................      --             --           (5.15)        (4.17)       (1.72)
                                                            ------         ------       -------        ------       ------
Net asset value, end of period .........................    $ 6.78         $11.45       $ 14.86        $41.57       $19.33
                                                            ======         ======       =======        ======       ======
Total Return+ .........................................     (40.79)%       (22.95)%      (58.66)%      156.56%       54.96%
Ratios to Average Net Assets(1):
Expenses ...............................................      1.40%          1.10%         0.89%         0.89%        1.01%
Net investment income (loss) ...........................     (0.45)%         0.22%        (0.07)%       (0.58)%      (0.51)%
Supplemental Data:
Net assets, end of period, in thousands ................    $5,337        $27,603       $21,638       $17,994       $2,440
Portfolio turnover rate ................................        92%           144%          213%          282%         419%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

  + Calculated based on the net asset value as of the last business day of the period.

 (1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Information Fund
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley Information Fund:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Information Fund (the "Fund"), including the portfolio of investments, as of March 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Information Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
May 9, 2003

Morgan Stanley Information Fund
TRUSTEE AND OFFICER INFORMATION


Independent Trustees:

                                                         Term of
                                                       Office and
                                       Position(s)      Length of
       Name, Age and Address of         Held with         Time
         Independent Trustee            Registrant       Served*           Principal Occupation(s) During Past 5 Years
------------------------------------- ------------- ----------------    ------------------------------------------------
Michael Bozic (62)                    Trustee       Since               Retired; Director or Trustee of the Morgan
c/o Mayer, Brown, Rowe & Maw                        April 1994          Stanley Funds and TCW/DW Term Trust 2003;
Counsel to the Independent Trustees                                     formerly Vice Chairman of Kmart Corporation
1675 Broadway                                                           (December 1998-October 2000), Chairman and
New York, NY                                                            Chief Executive Officer of Levitz Furniture
                                                                        Corporation (November 1995-November 1998)
                                                                        and President and Chief Executive Officer of
                                                                        Hills Department Stores (May 1991-July 1995);
                                                                        formerly variously Chairman, Chief Executive
                                                                        Officer, President and Chief Operating Officer
                                                                        (1987-1991) of the Sears Merchandise Group
                                                                        of Sears, Roebuck & Co.

Edwin J. Garn (70)                    Trustee       Since               Director or Trustee of the Morgan Stanley
c/o Summit Ventures LLC                             January 1993        Funds and TCW/DW Term Trust 2003; formerly
1 Utah Center                                                           United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                                      and Chairman, Senate Banking Committee
Salt Lake City, UT                                                      (1980-1986); formerly Mayor of Salt Lake City,
                                                                        Utah (1971-1974), Astronaut, Space Shuttle
                                                                        Discovery (April 12-19, 1985) and Vice
                                                                        Chairman, Huntsman Corporation (chemical
                                                                        company); member of the Utah Regional
                                                                        Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Trustee       Since               Retired; Director or Trustee of the Morgan
c/o Mayer, Brown, Rowe & Maw                        September 1997      Stanley Funds and TCW/DW Term Trust 2003;
Counsel to the Independent Trustees                                     formerly associated with the Allstate
1675 Broadway                                                           Companies (1966-1994), most recently as
New York, NY                                                            Chairman of The Allstate Corporation
                                                                        (March 1993-December 1994) and Chairman
                                                                        and Chief Executive Officer of its wholly-owned
                                                                        subsidiary, Allstate Insurance Company
                                                                        (July 1989-December 1994).


                                             Number of
                                           Portfolios in
                                               Fund
                                              Complex
       Name, Age and Address of              Overseen
         Independent Trustee                by Trustee**              Other Directorships Held by Trustee
-------------------------------------      --------------      ------------------------------------------------
Michael Bozic (62)                           123               Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (70)                           123               Director of Franklin Covey (time management
c/o Summit Ventures LLC                                        systems), BMW Bank of North America, Inc.
1 Utah Center                                                  (industrial loan corporation), United Space
201 S. Main Street                                             Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                                             and the Boeing Company) and Nuskin Asia
                                                               Pacific (multilevel marketing); member of the
                                                               board of various civic and charitable
                                                               organizations.

Wayne E. Hedien (68)                         123               Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw                                   mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees                            Chairman of The Field Museum of Natural
1675 Broadway                                                  History; director of various other business and
New York, NY                                                   charitable organizations.

Morgan Stanley Information Fund
TRUSTEE AND OFFICER INFORMATION continued


                                                         Term of
                                                       Office and
                                         Position(s)    Length of
        Name, Age and Address of          Held with       Time
          Independent Trustee             Registrant     Served*         Principal Occupation(s) During Past 5 Years
--------------------------------------- ------------- ------------    -------------------------------------------------
Dr. Manuel H. Johnson (53)              Trustee       Since           Chairman of the Audit Committee and Director
c/o Johnson Smick International, Inc.                 July 1991       or Trustee of the Morgan Stanley Funds and
2099 Pennsylvania Avenue, N.W.                                        TCW/DW Term Trust 2003; Senior Partner,
Suite 950                                                             Johnson Smick International, Inc., a consulting
Washington, D.C.                                                      firm; Co-Chairman and a founder of the Group
                                                                      of Seven Council (G7C), an international
                                                                      economic commission; formerly Vice Chairman
                                                                      of the Board of Governors of the Federal
                                                                      Reserve System and Assistant Secretary of the
                                                                      U.S. Treasury.

Michael E. Nugent (66)                  Trustee       Since           Chairman of the Insurance Committee and
c/o Triumph Capital, L.P.                             July 1991       Director or Trustee of the Morgan Stanley
445 Park Avenue                                                       Funds and TCW/DW Term Trust 2003; director/
New York, NY                                                          trustee of various investment companies
                                                                      managed by Morgan Stanley Investment
                                                                      Management Inc. and Morgan Stanley
                                                                      Investments LP (since July 2001); General
                                                                      Partner, Triumph Capital, L.P., a private
                                                                      investment partnership; formerly Vice
                                                                      President, Bankers Trust Company and BT
                                                                      Capital Corporation (1984-1988).

                                              Number of
                                            Portfolios in
                                                Fund
                                               Complex
        Name, Age and Address of              Overseen
          Independent Trustee                by Trustee**            Other Directorships Held by Trustee
---------------------------------------     --------------     ----------------------------------------------
Dr. Manuel H. Johnson (53)                    123              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.                          Chairman and Trustee of the Financial
2099 Pennsylvania Avenue, N.W.                                 Accounting Foundation (oversight organization
Suite 950                                                      of the Financial Accounting Standards Board);
Washington, D.C.                                               Director of RBS Greenwich Capital Holdings
                                                               (financial holding company).

Michael E. Nugent (66)                        214              Director of various business organizations.
c/o Triumph Capital, L.P.
445 Park Avenue
New York, NY

Morgan Stanley Information Fund
TRUSTEE AND OFFICER INFORMATION continued


Interested Trustees:


                                                          Term of
                                                        Office and
                                     Position(s)         Length of
   Name, Age and Address of           Held with            Time
      Interested Trustee              Registrant          Served*            Principal Occupation(s) During Past 5 Years
------------------------------ ----------------------- ------------      ---------------------------------------------------
Charles A. Fiumefreddo (69)    Chairman of the Board   Since             Chairman and Director or Trustee of the
c/o Morgan Stanley Trust       and Trustee             July 1991         Morgan Stanley Funds and TCW/DW Term Trust
Harborside Financial Center,                                             2003; formerly Chairman, Chief Executive
Plaza Two,                                                               Officer and Director of the Investment Manager,
Jersey City, NJ                                                          the Distributor and Morgan Stanley Services,
                                                                         Executive Vice President and Director of
                                                                         Morgan Stanley DW, Chairman and Director of
                                                                         the Transfer Agent, and Director and/or officer
                                                                         of various Morgan Stanley subsidiaries (until
                                                                         June 1998) and Chief Executive Officer of the
                                                                         Morgan Stanley Funds and the TCW/DW Term
                                                                         Trusts (until September 2002).

James F. Higgins (54)          Trustee                 Since             Director or Trustee of the Morgan Stanley
c/o Morgan Stanley Trust                               June 2000         Funds and TCW/DW Term Trust 2003 (since
Harborside Financial Center,                                             June 2000); Senior Advisor of Morgan Stanley
Plaza Two,                                                               (since August 2000); Director of the Distributor
Jersey City, NJ                                                          and Dean Witter Realty Inc.; Director of AXA
                                                                         Financial, Inc. and The Equitable Life Assurance
                                                                         Society of the United States (financial services);
                                                                         previously President and Chief Operating
                                                                         Officer of the Private Client Group of Morgan
                                                                         Stanley (May 1999-August 2000), President
                                                                         and Chief Operating Officer of Individual
                                                                         Securities of Morgan Stanley
                                                                         (February 1997-May 1999).

Philip J. Purcell (59)         Trustee                 Since             Director or Trustee of the Morgan Stanley
1585 Broadway                                          April 1994        Funds and TCW/DW Term Trust 2003;
New York, NY                                                             Chairman of the Board of Directors and Chief
                                                                         Executive Officer of Morgan Stanley and
                                                                         Morgan Stanley DW; Director of the Distributor;
                                                                         Chairman of the Board of Directors and Chief
                                                                         Executive Officer of Novus Credit Services Inc.;
                                                                         Director and/or officer of various Morgan
                                                                         Stanley subsidiaries.


                                      Number of
                                    Portfolios in
                                        Fund
                                       Complex
   Name, Age and Address of           Overseen
      Interested Trustee             by Trustee**            Other Directorships Held by Trustee
------------------------------      --------------      --------------------------------------------
Charles A. Fiumefreddo (69)           123               None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)                 123               None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)                123               Director of American Airlines, Inc.
1585 Broadway                                           and its parent company, AMR Corporation.
New York, NY
Philip J. Purcell (59)
1585 Broadway
New York, NY

------------
 * Each Trustee serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Information Fund
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                        Term of
                                                       Office and
                                   Position(s)         Length of
   Name, Age and Address of         Held with             Time
       Executive Officer            Registrant          Served*
------------------------------ ------------------- -----------------
Mitchell M. Merin (49)         President and       President since
1221 Avenue of the Americas    Chief Executive     May 1999 and
New York, NY                   Officer             Chief Executive
                                                   Officer since
                                                   September 2002

Barry Fink (48)                Vice President,     Since
1221 Avenue of the Americas    Secretary and       February 1997
New York, NY                   General Counsel

Joseph J. McAlinden (60)       Vice President      Since
1221 Avenue of the Americas                        July 1995
New York, NY

Ronald E. Robison (64)         Vice President      Since
1221 Avenue of the Americas                        October 1998
New York, NY

Thomas F. Caloia (57)          Treasurer           Since
c/o Morgan Stanley Trust                           April 1989
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Francis Smith (37)             Vice President      Since
c/o Morgan Stanley Trust       and Chief           September 2002
Harborside Financial Center,   Financial Officer
Plaza Two,
Jersey City, NJ

   Name, Age and Address of
       Executive Officer                               Principal Occupation(s) During Past 5 Years
------------------------------ ------------------------------------------------------------------------------------------
Mitchell M. Merin (49)         President and Chief Operating Officer of Morgan Stanley Investment Management (since
1221 Avenue of the Americas    December 1998); President, Director (since April 1997) and Chief Executive Officer (since
New York, NY                   June 1998) of the Investment Manager and Morgan Stanley Services; Chairman, Chief
                               Executive Officer and Director of the Distributor (since June 1998); Chairman (since
                               June 1998) and Director (since January 1998) of the Transfer Agent; Director of various
                               Morgan Stanley subsidiaries; President (since May 1999) and Chief Executive Officer
                               (since September 2002) of the Morgan Stanley Funds and TCW/DW Term Trust 2003;
                               Trustee (since December 1999) and President and Chief Executive Officer (since October
                               2002) of the Van Kampen Open-End Funds and President and Chief Executive Officer
                               (since December 2002) of the Van Kampen Closed-End Funds; previously Chief Strategic
                               Officer of the Investment Manager and Morgan Stanley Services and Executive Vice
                               President of the Distributor (April 1997-June 1998), Vice President of the Morgan Stanley
                               Funds and the TCW/DW Term Trusts (May 1997-April 1999), and Executive Vice President
                               of Morgan Stanley.

Barry Fink (48)                General Counsel (since May 2000) and Managing Director (since December 2000) of
1221 Avenue of the Americas    Morgan Stanley Investment Management; Managing Director (since December 2000), and
New York, NY                   Director (since July 1998) of the Investment Manager and Morgan Stanley Services;
                               Assistant Secretary of Morgan Stanley DW; Vice President, Secretary and General Counsel
                               of the Morgan Stanley Funds and TCW/DW Term Trust 2003 (since February 1997);
                               Managing Director, Director and Secretary of the Distributor; previously, Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services
                               (February 1997 - December 2001).

Joseph J. McAlinden (60)       Managing Director and Chief Investment Officer of the Investment Manager, Morgan
1221 Avenue of the Americas    Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the
New York, NY                   Transfer Agent; Chief Investment Officer of the Van Kampen Funds.

Ronald E. Robison (64)         Managing Director, Chief Administrative Officer and Director (since February 1999) of the
1221 Avenue of the Americas    Investment Manager and Morgan Stanley Services and Chief Executive Officer and Director
New York, NY                   of the Transfer Agent; previously Managing Director of the TCW Group Inc.

Thomas F. Caloia (57)          Executive Director (since December 2002) and Assistant Treasurer of the Investment
c/o Morgan Stanley Trust       Manager, the Distributor and Morgan Stanley Services; previously First Vice President of
Harborside Financial Center,   the Investment Manager, the Distributor and Morgan Stanley Services; Treasurer of the
Plaza Two                      Morgan Stanley Funds.
Jersey City, NJ

Francis Smith (37)             Vice President and Chief Financial Officer of the Morgan Stanley Funds and TCW/DW Term
c/o Morgan Stanley Trust       Trust 2003 (since September 2002); Executive Director of the Investment Manager and
Harborside Financial Center,   Morgan Stanley Services (since December 2001); previously Vice President of the
Plaza Two,                     Investment Manager and Morgan Stanley Services (August 2000-November 2001) and
Jersey City, NJ                Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).

------------
 *   Each Officer serves an indefinite term, until his or her successor is elected.
                                       25

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.


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37929RPT-10898E03-ANP-5/03


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Annual Report
March 31, 2003